Trade and Other Receivables - Summary of Trade and Other Receivables, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016		Dec. 31, 2015
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	$ 2,465,905	$ 1,538,858	[1]	$ 1,532,234	[1]	$ 1,532,234
Trade and other receivables, Non-current	712,717	537,212	[1]	561,417	[1]	561,417
Trade receivables, Current	1,791,262	1,229,445		1,062,537		1,062,537
Trade receivables, Non-current	96,367	94,878		115,854		115,854
Other receivables, Current	674,643	309,413		469,697
Other receivables, Non-current	616,350	442,334		445,563
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	3,020,667	1,806,551		1,681,848
Trade and other receivables, Non-current	712,717	557,898		561,417
Trade receivables, Current	2,342,813	1,492,862		1,210,566		1,210,566
Trade receivables, Non-current	96,367	115,564		115,854		115,854
Other receivables, Current	677,854	313,689		471,282		471,282
Other receivables, Non-current	$ 616,350	$ 442,334		$ 445,563		$ 445,563

[1]	As Restated